=========================================================================


           U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                         FORM 10-QSB

(Mark One)
  X            QUARTERLY REPORT UNDER SECTION 13 OR 15(d)
               OF THE SECURITIES EXCHANGE ACT OF 1934
               For the quarterly period ended March 31, 1996


or

              TRANSITION REPORT UNDER SECTION 13 OR 15(d)
              OF THE SECURITIES EXCHANGE ACT OF 1934
              For the Transition Period From .........to........


                    Commission File No. 0-20310


                    SUPERIOR ENERGY SERVICES, INC.
                 (Exact Name of small business issuer
                     as specified in its charter)

         Delaware                                  75-2379388
(State or other jurisdiction of                 (I.R.S. Employer
 incorporation or organization)                 Identification No.)

     1503 Engineers Road
        P.O. Box 6220,
       New Orleans, LA                                  70174
 (Address of principal executive offices)            (Zip Code)


               Issuer's telephone number: (504) 393-7774




     Check whether the issuer: (1) filed all reports required to be filed by Section 13 or 15 (d) of the Exchange Act during the past 12 months (or for such shorter period that the registrant was required to file such reports), and
(2) has been subject to such filing requirements for the past 90 days. Yes X No __

     The number of shares of the Registrants' common stock outstanding on April 30, 1996 was 17,032,916


==========================================================================

PART 1.  FINANCIAL INFORMATION

Item 1. Financial Statements

Superior Energy Services, Inc. and Subsidiaries
Condensed Consolidated Balance Sheets
March  31, 1996 and December 31, 1995
(in thousands)

                                    3/31/96      12/31/95
                                   (Unaudited)   (Audited)
                                 ____________ ____________
ASSETS
Current assets:
  Cash and cash equivalents        $ 2,452       $  5,068
  Accounts receivable - net          3,358          3,759
  Inventories                        1,046            968
  Deferred income taxes                256            256
  Other                                187            227
                                 ____________  ____________

    Total current assets             7,299         10,278

Property, plant and equipment-net    6,563          6,904

Goodwill - net                       4,518          4,576

Patent - net                         1,200          1,226
                                 ____________  ____________
    Total assets                   $19,580        $22,984
                                 ============  ============

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
  Notes payable - bank             $   234        $ 1,249
  Accounts payable                   1,572          2,345
  Notes payable - other              1,407          3,422
  Unearned income                      911          1,085
  Accrued expenses                     347            456
  Income taxes payable                 652            545
  Other                                235            200
                                  ____________ ____________
    Total current liabilities        5,358          9,302
                                  ____________ _____________
Deferred income taxes                  408            408
 Other                                   -            180

Stockholders' equity:
Preferred stock of $.01 par value.
 Authorized, 5,000,000 shares;
 none issued                             -              -
Common stock of $.001 par value.
 Authorized,40,000,000 shares;
 issued, 17,032,916                     17             17
Additional paid-in capital          16,230         16,230
Accumulated deficit                 (2,433)        (3,153)
                                  ____________ ______________
    Total stockholders' equity      13,814         13,094
                                  ____________ ______________
    Total liabilities and
     stockholders' equity         $ 19,580      $  22,984
                                  ============ ==============

Superior Energy Services, Inc. and Subsidiaries
Condensed Consolidated Statements of Operations
Three Months Ended March 31, 1996 and 1995
(in thousands, except per share data)
(unaudited)


                                      1996          1995
                                  ____________  _____________
REVENUES                           $  4,640       $  2,936

Costs and expenses:
  Costs of services                   2,271          1,779
  Depreciation and amortization         293             41
  General and administrative          1,182            716
                                  ____________  _____________
     Total costs and expenses         3,746          2,536
                                  ____________  _____________
Income from operations                  894            400

Other income (expense):
  Interest expense                      (30)           (19)
  Other                                 165             59
                                  ____________  ____________
     Income before income taxes       1,029            440

Provision for income taxes              309              -
                                  ____________  ____________
Net income                         $    720       $    440
                                  ============  ============



Income before income taxes                       Pro forma<F1>
                                                 ____________
   as per above                                   $    440
Pro forma income taxes                                 163
                                                 ____________
Net income as adjusted for pro forma
   income taxes                                   $    277
                                                 ============
Net income per common
  share and common share
  equivalent                          $ 0.04      $   0.03
                                   ============  ============

Weighted average shares
  outstanding                       17,072,916     8,400,000
                                   ============  ============

<F1> Net income as adjusted for pro forma income taxes

Superior Energy Services, Inc. and Subsidiaries
Condensed Consolidated Statements of Cash Flows
Three Months Ended March 31, 1996 and 1995
(in thousands)
(unaudited)

                                       1996        1995
                                   ___________  ___________
Cash flows from operating
activities:
 Net income                         $   720      $   440
 Adjustments to reconcile net
  income to net cash provided by
  operating activities:
   Depreciation and amortization        293           35
   Unearned income                     (174)           -
   Changes in operating assets
    and liabilities:
    Accounts receivable                 401       (1,040)
    Notes receivable                      -          110
    Inventories                         (78)         (48)
    Other - net                        (104)          48
    Accounts payable                   (773)         445
    Due to shareholders                 (15)          49
    Accrued expenses                   (109)           -
    Income taxes payable                107            -
                                   ___________  ___________
Net cash provided by operating
  activities                            268           39
                                   ___________  ____________
Cash flows from investing
activities:
 Proceeds from sale of property and
  equipment                             351            -
 Payments for purchases of property
  and equipment                        (220)        (214)
                                   ___________  ____________
   Net cash provided by (used
     in) investing activities           131         (214)
                                   ___________  ____________
Cash flows from financing
activities:
  Notes payable - bank               (1,015)         650
  Deferred payment for acquisition
   of Oil Stop, Inc.                 (2,000)           -
  Shareholder distributions               -         (412)
                                   ___________  _____________
    Net cash provided by (used
     in) financing activities        (3,015)         238
                                   ___________  _____________
    Net increase (decrease) in
     cash                            (2,616)          63

Cash and cash equivalents at
beginning of period                   5,068          207
                                   ____________  _____________
Cash and cash equivalents at
end of period                       $ 2,452       $  270
                                   ============  =============

               SUPERIOR ENERGY SERVICES, INC.
                      AND SUBSIDIARIES

    Notes to Condensed Consolidated Financial Statements
         Three Months Ended March 31, 1996 and 1995


(1)  Reorganization
     _______________

On December 13, 1995, the Company consummated a share exchange (the "Reorganization") whereby it (i) acquired all of the outstanding capital stock of Superior Well Service, Inc., Connection Technology, Ltd. and Superior Tubular
Services, Inc. (collectively, "Superior") in exchange for
8,400,000 Common Shares and (ii) acquired all of the outstanding capital stock of Oil Stop, Inc. ("Oil Stop") in exchange for 1,800,000 Common Shares and $2.0 million cash.

As used in the consolidated financial statements, the term "Small's" refers to the Company as of dates and periods prior to the Reorganization and the term "Company" refers to the combined operations of Small's, Oil Stop and Superior after the consummation of the Reorganization.

As a result of the controlling interest the Superior shareholders have in the Company following the Reorganization, among other factors, the Reorganization has been accounted for as a reverse acquisition (i.e., a purchase of Small's by Superior) under the "purchase" method of accounting. As such, the Company's consolidated financial statements and other financial information reflect the historical operations of Superior for periods and dates prior to the Reorganization. The net assets of Small's and Oil Stop, at the time of the Reorganization, were reflected at their estimated fair value pursuant to purchase accounting at the date of the Reorganization. The net assets of Superior have been reflected at their historical book values.

(2)  Basis of Presentation
     ______________________

Certain information and footnote disclosures normally in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to rules and regulations of the Securities and Exchange Commission; however, management believes the disclosures which are made are adequate to make the information presented not misleading. These financial statements and footnotes should be read in conjunction with the financial statements and notes thereto included in the Company's Annual Report on Form 10-KSB for the year ended
December 31, 1995 and the accompanying notes and Management's Discussion and Analysis or Plan of Operation.

                                           (Continued)

               SUPERIOR ENERGY SERVICES, INC.
                      AND SUBSIDIARIES

    Notes to Condensed Consolidated Financial Statements


The financial information for the three months ended March
31, 1996 and 1995, has not been audited. However, in the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the results of operations for the periods presented have been included therein. The results of operations for the first three months of the year are not necessarily indicative of the results of operations which might be expected for the entire year.

(3)  Pro Forma Income Taxes and Earnings per Share
     ______________________________________________

Prior to the Reorganization, the Superior Companies, with the exception of Superior Tubular Services, Inc., which was a sub-chapter C corporation, were sub-chapter S corporations for income tax reporting purposes. Therefore, through March 31, 1995, no provision for federal and state income taxes had been made. Pro forma income tax expense and net income as adjusted for income taxes is presented for the three months ended March 31, 1995 on the Statement of Operations in order to reflect the impact on income taxes as if Superior had been a taxable entity during that period. In computing weighted average share outstanding, 8,400,000 shares issued in exchange for Superior's capital stock is assumed to be outstanding as of January 1, 1995. All other common shares issued or sold are included in the weighted average shares outstanding calculation from the date of issuance or sale.

(4)  Joint Venture
     ______________

On January 15, 1996, the Company entered into a joint venture with G&L Tool Company ("G&L"), an unrelated party, which extends through January 31, 2001. The Company has contributed assets of Superior Fishing with a book value of approximately $4.5 million to the joint venture which is engaged in the business of renting specialized oil well equipment and fishing tools to the oil and gas industry in connection with the drilling, development and production of oil, gas and related hydrocarbons.

Superior Fishing receives as its share of distributions from operations $110,000 a month commencing February 1996 through January 1998 and $80,000 a month for the period February 1998 through January 2001. The Company's share of distributions is personally guaranteed by a principal of G&L. In connection with the joint venture, Superior Fishing also sold G&L land for $300,000.

                                              (Continued)

               SUPERIOR ENERGY SERVICES, INC.
                      AND SUBSIDIARIES

    Notes to Condensed Consolidated Financial Statements

The responsibility and authority for establishing policies relating to the strategic direction of the joint venture operations and ensuring that such policies are implemented have been vested in a policy committee consisting of three members, one of which is a Company employee. G&L will be responsible for the maintenance and repair, insurance and licenses and permits for all joint venture assets.

At the end of the joint venture term, G&L will have at its election, the option to purchase all of the Superior Fishing assets contributed to the joint venture for $2 million.

(5)  Stockholders Equity
     ____________________

At a special meeting of stockholders on February 23, 1996, the shareholders approved increasing the authorized number of shares of common stock to 40,000,000.

Item 2.  Management's Discussion and Analysis of Financial
         Condition and Results of Operations
         _________________________________________________

Reorganization

For purposes of this presentation, the term "Small's" refers to the Company as of dates and periods prior to the Reorganization and the term "Company" refers to the combined operations of Small's, Oil Stop and Superior after the consummation of the Reorganization.

On December 13, 1995, the Company consummated a share exchange (the "Reorganization") whereby it (i) acquired all of the outstanding capital stock of Superior Well Service, Inc., Connection Technology, Ltd. and Superior Tubular
Services, Inc. (collectively "Superior") in exchange for
8,400,000 Common Shares and (ii) acquired all of the outstanding capital stock of Oil Stop, Inc. ("Oil Stop") in exchange for 1,800,000 Common Shares and $2.0 million cash.

Due to the controlling interest the Superior shareholders have in the Company as a result of the Reorganization, the Reorganization has been accounted for as a reverse acquisition (i.e., a purchase of Small's by Superior) under the "purchase" method of accounting. As such, the Company's financial statements and other financial information now reflect the historical operations of Superior for periods and dates prior to the Reorganization. The net assets of Small's and Oil Stop have been reflected at their estimated fair value pursuant to purchase accounting at the date of the Reorganization. The net assets of Superior have been reflected at the historical book values.

Comparison of the Results of Operations for the Quarter
Ended March 31, 1996 and 1995

Revenues increased 58% in the first quarter ended March 31, 1996 as compared to the quarter ended March 31, 1995. Of this increase, 29% is a result of increased levels of activity and 71% is the result of acquisitions.

Cost of services for the quarter ended March 31, 1996 increased 28% over the quarter ended March 31, 1995. Of this increase, 46% is as a result of increased levels of activity and 54% is the result of acquisitions.
Depreciation increased $252,000 in the quarter ended March 31, 1996 as compared to the quarter ended March 31, 1995.
Of this amount, $20,000 is the result of additional equipment placed into service and $232,000 is the result of acquisitions. General and administrative expenses increased 59% in the first quarter of 1996 as compared to the first quarter of 1995. Of this increase, 11% is the result of additional activity and 89% is the result of acquisitions.

For the year ended August 31, 1995, Small's incurred a loss of $1,586,000 followed by a loss of $378,000 for the quarter ended November 30, 1995. The Company, in an effort to eliminate these continued losses, entered into a joint venture for its West Texas rental tool and fishing operations on January 15, 1996. As a result of the joint venture, the Company will have no liability for any operating losses that may be incurred in the joint venture. The Company's share of distributions will be $110,000 a month for the first 24 months and $80,000 a month for the remaining 36 months of the term of the joint venture.

Capital Resources and Liquidity

Net cash provided by operating activities increased to $268,000 for the quarter ended March 31, 1996 from $39,000 for the quarter ended March 31, 1995. The Company's cash decreased to $2,452,000 at March 31, 1996 from $5,068,000 at
December 31, 1995. This was primarily the result of a $2 million final payment made in connection with the acquisition of all the capital stock of Oil Stop as well as a reduction of debt of approximately $1.0 million.

The Company's working capital improved to $1,941,000 at March 31, 1996 as compared to $976,000 at December 31, 1995.
The Company's current ratio also improved from 1.08 at March
31, 1995 to 1.36 at March 31, 1996.

The Company, in connection with the joint venture for its West Texas fishing and rental tool operation, sold land for $300,000. During the first quarter of 1996 it also sold various equipment for approximately $51,000. Both these sales resulted in no gain or loss. In the first quarter of 1996, the Company purchased approximately $220,000 of machinery and equipment. These purchases were funded primarily from cash generated from operations.

The Company had a $1,000,000 revolving line of credit which expired March 31, 1996. There was approximately $87,000 outstanding at March 31, 1996. The line was extended to May 31,1996 at which time it is expected to be paid in full. Additionally, the Company maintains a master note loan agreement with a $1.4 million revolving line of credit. The Company believes that its available funds, together with cash generated from operations and funds available under this line of credit will be sufficient to meet the Company's working capital requirements. However, significant capital expenditures or other acquisitions may require additional equity or debt financing.

Inflation has not had a significant effect on the Company's financial condition or operations in recent years.

PART II.  OTHER INFORMATION
          _________________

Item 4.  Submission of Matters to a Vote of Security Holders
_____________________________________________________________

The Company held a special meeting of stockholders of the Company on February 23, 1996 to consider an amendment of the Company's certificate of incorporation to increase the number of authorized shares of Company common stock by 15,000,000 shares to bring the total number of authorized shares of Company common stock to 40,000,000. Of the 17,032,916 shares outstanding and entitled to vote, 16,085,535 were voted for the proposal, 311,250 were voted against and there were 636,131 abstentions.


Item 6.  Exhibits and Reports on Form 8-K
__________________________________________

a)  The following exhibits are filed with this Form-10QSB

    3.1 Composite of the Company's Certificate of Incorporation including amendment filed on March 27, 1996.

b) The Company did not file any reports on Form 8-K during the quarter ended March 31, 1996.

                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Superior Energy Services, Inc.


Date:  May 14, 1996                  By: /s/ Terence E. Hall
                                         _______________________
                                           Terence E. Hall
                                        Chairman of the Board,
                                        Chief Executive Officer
                                            and President
                                      (Principal Executive Officer)


Date:  May 14, 1996                  By: /s/ Robert S. Taylor
                                         ________________________
                                             Robert S. Taylor
                                          Chief Financial Officer
                                         (Principal Financial and
                                            Accounting  Officer)